Exhibit 99.17

Client Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Compensating Factors Merged
300736170	afba2773-0926-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $X,XXX,XDXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.
03/16/2018: Replacement Cost Estimator
03/16/2018: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

Years in Primary Residence Borrower has resided in subject for 2 years Years Self Employed Borrower has 12 years Self Employed Reserves are higher than guideline minimum UW Guides require 12months reserves, loan qualified with 16.70 months reserves

300736170	969071e8-0a26-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns for XXXX Business 1, XXXX and XXXX for Business 5 on Statement , Schedule E, Page 2, line 28 of the XXXX tax return and the XXXX and XXXX for the 1st business listed on the loan application.
04/02/2018: Personal & Business Tax Returns
04/02/2018: Audit reviewed executed Business Returns for businesses on Schedule E Statement 1 (pg 2 -line 28) Business 1 (2016 - XXXXX XXXXXX) and Business 5 (2015/2016 - XX XXXXXXX); AND the first business listed on the Loan Application (2016 - XXX XXXX XXXXXX) executed Business returns. All documentation was submitted PRIOR to consummation and is deemed acceptable. Condition cleared.

Years in Primary Residence Borrower has resided in subject for 2 years Years Self Employed Borrower has 12 years Self Employed Reserves are higher than guideline minimum UW Guides require 12months reserves, loan qualified with 16.70 months reserves

300736170	4c0edfdd-5e26-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T
The lender's guidelines required an executed 4506-T at application and closing.  Executed 4506-T at application not provided for the borrower's persona returns.  Additionally, the 4506-T's at application and closing were not provided for business 1, 2 on page 1 and business 2 on page 4 of the loan application.
04/02/2018: Business 4506Ts
04/02/2018: Audit reviewed executed 4506T forms at initial Application and closing, and has determined that said documentation submitted are deemed acceptable. Condition cleared. 03/15/2018:  Received 4506-T, signed at application and closing, for personal tax returns.  Missing 4506-T for all business with ownership > 25%. Condition remains.

Years in Primary Residence Borrower has resided in subject for 2 years Years Self Employed Borrower has 12 years Self Employed Reserves are higher than guideline minimum UW Guides require 12months reserves, loan qualified with 16.70 months reserves

300722322	ee989553-3029-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		03/19/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require #18 months Subject reserves, loan qualified with #7 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749 LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 60.73%

300754401	bce524fb-7449-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers.  File is missing job gap letter for the borrower's 3 jobs listed on his final loan application and from 2 other jobs from a Lender 3rd party verification in the loan file.  Additional conditions may apply.
05/01/2018: Please see the attached LOX.
05/01/2018: Audit reviewed executed LOX from the borrower, and has determined that the document was dated PRIOR to consummation and is deemed acceptable. The explanation for the last 2 years of employment history, including gaps, was provided and is sufficient. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 Years in Field Borrower has 10 years in Field   Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  14.9 months reserves

300754401	6a55449c-9e66-4bef-90e7-8111e79f9948	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflect a Final Inspection Fee with no resulting COC for any subsequent disclosures.  The final CD reflects a Final Inspection Fee of $XXX resulting in a $XXX refund due for cure.  Provided corrected CD, evidence of refund to the Borrower, LOE and proof of delivery to the Borrower.
05/03/2018: Please see attachment
05/03/2018: Audit re-analyzed all CDs, and has determined that an initial CD was disclosed to the borrower 11 days prior to closing date, along with a COC for final inspection fee. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 Years in Field Borrower has 10 years in Field   Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  14.9 months reserves

300749607	7818d6a5-b5ec-4604-af56-39b64b9df7e3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	3 day rescission period not provided
Right to Cancel provided in the loan file reflects a notary date one day later than borrower signature date.  The rescission dates were not modified in accordance with notary date.  Disbursement took place one day prior to compliant 3 day rescission period - not giving the Borrower a full 3 days rescission.
05/23/2018: The RTC is within the 3 day period. We do count Saturdays. Please rescind the condition. Thank you
05/23/2018:  Audit reviewed Lender’s rebuttal and original loan file.  RTC transaction date X/X, CD reflects closing date of X/X and is signed by borrowers X/X, mortgage signed by borrowers X/X,  RTC expiration date X/X, disbursement date X/X.  No violation.  Condition rescinded.

300751367	abe68317-b457-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet	Missing Balance Sheet for business "C" listed on the 1040 Income tax return.	05/23/2018: Please rescind this condition. The K-1 was in the original file showing the borrower only has an XX%
05/23/2018: Audit concurs with the Lender Rebuttal, and has determined that the XXXX K1 was provided within the loan file reflecting XX% ownership with no income being used. Borrower owns less than XX% of this business. Condition rescinded.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 15 months payment history with no late payments reported Years Self Employed Borrower has 13 years self employed

300751367	8b8d5d2f-b457-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing YTD Profit & Loss for business "C" listed on the 1040 Income tax return.	05/23/2018: Please rescind this condition. The K-1 was in the original file showing the borrower only has an XX%
05/23/2018: Audit concurs with the Lender Rebuttal, and has determined that the XXXX K1 was provided within the loan file reflecting XX% ownership with no income being used. Borrower owns less than XX% of this business. Condition rescinded.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 15 months payment history with no late payments reported Years Self Employed Borrower has 13 years self employed

300751367	932343c5-b357-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing K-1	Missing Schedule K-1 for business "C" listed on the 1040 Income tax return.	05/23/2018: Please rescind this condition. The K-1 was in the original file showing the borrower only has an XX%	05/23/2018: Audit concurs with the Lender Rebuttal, and has determined that the XXXX K1 was provided within the loan file reflecting XX% ownership with no income being used. Condition rescinded.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 15 months payment history with no late payments reported Years Self Employed Borrower has 13 years self employed

300751367	8d82767b-b457-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		05/17/2018: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 15 months payment history with no late payments reported Years Self Employed Borrower has 13 years self employed

300750359	8378f39b-3546-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Income Documentation	Missing the Social Security Award Letters for both applicants. Loan does not meet criteria for a Qualified Mortgage.	04/26/2018: Attached please find the Social Security awards letters for both borrowers.	04/26/2018: Audit reviewed BOTH of the Social Security awards letters, and has determined that the documentation was obtained PRIOR to consummation. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.91% Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $XXX.XX No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit Report verifies 65 months payment history with no late payments reported

300750359	c3e21836-3546-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	04/26/2018: Attached please find a credit report that shows the account is closed for XXXX. I requested a supplement on just that account. Please clear this condition.	04/26/2018: Audit reviewed Supplemental Credit Report, and has determined that the HELOC reflects as account paid and closed. Documentation submitted is deemed acceptable. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.91% Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $XXX.XX No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit Report verifies 65 months payment history with no late payments reported

300751030	6cc68f80-d9bf-486a-9b3d-be68d6efd33c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	$XX,XXX.XX> $XX,XXX.XX, the maximum Points and Fees permitted as a Qualified Mortgage, by $XXX.XX		05/30/2018: Received evidence of PAR rate. Points are bona fide. Condition cleared.
300751628	cd806be3-eace-49bf-a7c2-8036f2299f4f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $$XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
05/11/2018: We disagree, the QM test to only include the XXX amount of $XXX per the appraisal invoice
05/11/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.05/08/2018:  Threshold $XX,XXX.XX  vs. actual $XXX,XXX, a difference of -$XXX.XX.  Included fees:  origination $XX,XXX, appraisal $XXX+ underwriting $XXX.  Condition remains.05/04/2018:  Audit recalculated points & fees using PAR rate of 5.25%.  $XX,XXX.XX points and fees exceed $XX,XXX threshold by $XXX.XX.  Condition remains.

Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 8 months reserves.  Years Self Employed Borrower has been 20 years self employed  No Mortgage Lates UW guidelines require 0x30 in the most recent 24 months, loan qualifies with 0x30 for the most recent 56 months reporting on the credit report.

300751628	0a4a8d8b-1447-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		04/25/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 8 months reserves.  Years Self Employed Borrower has been 20 years self employed  No Mortgage Lates UW guidelines require 0x30 in the most recent 24 months, loan qualifies with 0x30 for the most recent 56 months reporting on the credit report.

300751364	9ce60a36-6449-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	General Credit Exception	The Seller's Statement in the loan file is not executed. Additional conditions may apply.	05/03/2018: Please see the attached signed CD/Settlement Statement for the sale of XXX XXXXX XXXXXXX.	05/03/2018: Audit reviewed the executed Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.26% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% Reserves are higher than guideline minimum UW Guides require 1 months reserves, loan qualified with 30.80 months reserves

300751364	3ce3f2c0-6349-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		04/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.26% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% Reserves are higher than guideline minimum UW Guides require 1 months reserves, loan qualified with 30.80 months reserves

300755427	705df9bb-bf3d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
The Borrower's Corporation XXXX tax return reflected a large loss resulting in negative income.  The current Profit and Loss show a positive income.  A letter of explanation for the large loss from the Borrower's CPA or borrower is needed in the loan file in order to not use the loss.  Additional conditions may apply.

05/21/2018: Please see the attached LOX.05/02/2018:  We are not using any business income to qualify, therefore we would not need to determine the corporation’s financial position or hit the borrower with a business loss on an 1120. Corporate losses on an 1120 do not need to be included in the borrower’s personal income calculation since the corporation is its own entity, unlike other business structures.04/23/2018: Self-employment income is not being used to qualify. We are only using the borrower’s W2 income due to the borrower only being 60% owner. This is an 1120 business, therefore business income cannot be used per DU guidelines unless the borrower is 100% owner. We would not need to hit the borrower with a business loss.04/17/2018: Self-employment income is not being used from XXX XXX XXXXX XXXXXXX. We are only using W2 income to qualify. Please rescind this condition.

05/25/2018: Audit consulted with Compliance, and has determined that the Letter of Explanation is deemed acceptable for income calculations. Condition cleared. 05/21/2018: Audit consulted with Management, and has determined that the Letter of Explanation from the borrower is deemed unacceptable to support income. Provide a CPA letter to determine if the income is viable due to the losses of the business. Condition remains. 05/02/2018:  Audit reviewed Lender's rebuttal and disagrees.  Condition remains.04/23/2018: Audit reviewed the Lender Rebuttal, and has determined thatXXXXXX XXX will only allow the income if the borrower owns 100 percent of the corporation but WILL COUNT LOSSES if borrower has a 25 percent or greater interest in the corporation. The 1120 indicates that there are inconsistent/increasing losses, therefore the W2 income may not be a viable source based on the viability of the corporation. Per FNMA requirements , the overall financial position of the corporation must be evaluated.   The business income must be stable and consistent (XXXX= -$X,XXX and XXXX = -$X.XX) ; and the sales and earnings trends must be positive. Therefore, the LOE from CPA with regards to the considerable losses must be obtained. Condition remains. 04/18/2018: Audit reviewed the Lender Rebuttal, and has determined that the income from said entity is negative income. Therefore an explanation is required, via a Borrower's CPA letter or borrower LOX, in order to not use the loss. Otherwise, per Appendix Q if the P&L statements submitted for the current year show an income stream considerably greater than what is supported by the previous year’s tax returns, the creditor must base the income analysis solely on the income verified through the tax returns. Therefore, the tax return average would be utilized with a considerable income loss included in DTI. Condition remains.04/17/2018: Pending Compliance review.

Years in Field Borrower has 10 years in Field   Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.10 months reserves Disposable Income is higher than guideline minimum Borrower has $X,XXX.XX in disposable income

300755427	e6124a97-dad4-40dd-8ed4-29ee2c1f8606	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XXthreshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
04/25/2018: please see attached job aid
04/25/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Years in Field Borrower has 10 years in Field   Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.10 months reserves Disposable Income is higher than guideline minimum Borrower has $X,XXX.XX in disposable income

300755427	a61fee77-263d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		04/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Field Borrower has 10 years in Field   Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.10 months reserves Disposable Income is higher than guideline minimum Borrower has $X,XXX.XX in disposable income

300755029	b1d20f90-1e48-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 42.813%.  Due to the miscalculation of rental income, the actual DTI is 43.89% according to the loan application for property taxes and insurance as the actual taxes and insurance amounts are missing from the file.  Additional conditions may apply.

05/23/2018: All taxes can be searched on XXXX to verify. We are not required to obtain additional documentation unless the mortgage statement reflects “escrowed to include taxes and/or insurance” or if the escrowed amount is considerably low. For this loan, the mortgage statement confirms that the monthly escrow is $XXX,XX. Per XXXX, taxes are $XXXX.XX/yr ($XXX.XX/mo) so we can confirm that the escrowed amount also includes HOI.05/18/2018: Please refer to the mortgage statement that was provided with the initial loan delivery docs which confirms the monthly payment is escrowed. Please rescind this condition.

05/23/2018: Audit reviewed the Lender Rebuttal, as well as tax information, and has determined that sufficient evidence was provided to confirm mortgage statement includes both taxes and insurance within monthly payment. DTI meets guidelines. Condition cleared.05/18/2018: Audit reviewed the Lender Rebuttal, and has determined that the Mortgage Statement for REO #2 does reflect "escrows". However, it does NOT specify if taxes AND insurance are BOTH included in that figure. Provide evidence of tax and insurance amounts to confirm escrow collection. Condition remains.

FICO is higher than guideline minimum UW guidelines require FICO of 702. loan qualifies with FICO of 702. Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 10  months reserves.  No Mortgage Lates UW guidelines require 0x30 in the most recent 24 months, loan qualifies with 0x30 for the most recent 5months reporting on the credit report.

300755029	d7c0ed8c-ef47-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
The Borrower's income be documented with a paystub and a W-2 from the prior year, or by a standard Verification of Employment (1005).  The paystub must be dated no earlier than 30 days prior to the initial loan application and it must include all year-to-date earnings.  The loan file contains an employment offer letter.  Copies of the Borrower's year-to-date paystub and W-2 from prior two years or Verification of Employment (1005) are required to fulfill guidelines and QM requirements.

05/18/2018: This loan closed on XX/XX/XXXX and we are using future employment to qualify. Please refer to the Offer Letter provided which confirms the borrower’s start date is XX/XX/XXXX. We are only required to verify the start and end dates of previous employers, which is documented on the attached VOE. This was sent with the initial loan delivery docs. Please rescind this condition.

05/18/2018: Audit re-analyzed the loan file, and has determined that a retirement statement was located on page 175 with current verification of funds. Condition rescinded.  05/18/2018: Audit reviewed the Lender Rebuttal, and has determined that the retirement account must be determined in accordance with XXXX. Per Selling Guides, the quarterly bank statements must be dated within 90 days of the initial loan application date, and the lender must confirm that the funds in the account have not been transferred to another asset account that is verified with more current documentation. Provide current documentation to verify funds in the account have not been transferred to another asset account.  Condition remains.

FICO is higher than guideline minimum UW guidelines require FICO of 702. loan qualifies with FICO of 702. Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 10  months reserves.  No Mortgage Lates UW guidelines require 0x30 in the most recent 24 months, loan qualifies with 0x30 for the most recent 5months reporting on the credit report.

300755029	c2c9e1c5-1f48-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and  verification of the down payment for a purchase.  The loan file is missing most recent quarterly statement for qualified investment.

05/18/2018: This loan application was taken on XX/XX/XXXX, prior to the next quarterly statement being available. We have a quarterly statement covering XX/XX/XXXX-XX/XX/XXXX for XXXXX XXXXX #XXXX which is good for 4 months per DU. Please rescind this condition.

05/18/2018: Audit re-analyzed the loan file, and has determined that a retirement statement was located on page 175 with current verification of funds. Condition rescinded.  05/18/2018: Audit reviewed the Lender Rebuttal, and has determined that the retirement account must be determined in accordance with XXXX. Per Selling Guides, the quarterly bank statements must be dated within 90 days of the initial loan application date, and the lender must confirm that the funds in the account have not been transferred to another asset account that is verified with more current documentation. Provide current documentation to verify funds in the account have not been transferred to another asset account.  Condition remains.

FICO is higher than guideline minimum UW guidelines require FICO of 702. loan qualifies with FICO of 702. Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 10  months reserves.  No Mortgage Lates UW guidelines require 0x30 in the most recent 24 months, loan qualifies with 0x30 for the most recent 5months reporting on the credit report.

300755029	17808916-f847-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance
Evidence of taxes and insurance for rental property #2 on the final application not provided.  Mortgage statement provided in the loan file does not reflect that the escrow amount is for both taxes and insurance.

05/23/2018: All taxes can be searched on XXXX to verify. We are not required to obtain additional documentation unless the mortgage statement reflects “escrowed to include taxes and/or insurance” or if the escrowed amount is considerably low. For this loan, the mortgage statement confirms that the monthly escrow is $XXX.XX. Per XXXX, taxes are $XXXX.XX/yr ($XXX.XX/mo) so we can confirm that the escrowed amount also includes HOI.05/18/2018: Please refer to the mortgage statement that was provided with the initial loan delivery docs which confirms the monthly payment is escrowed. Please rescind this condition.

05/23/2018: Audit reviewed the Lender Rebuttal, as well as tax information, and has determined that sufficient evidence was provided to confirm mortgage statement includes both taxes and insurance within monthly payment. Condition cleared. 05/18/2018: Audit reviewed the Lender Rebuttal, and has determined that the Mortgage Statement for REO #2 does reflect "escrows". However, it does NOT specify if taxes AND insurance are BOTH included in that figure. Provide evidence of tax and insurance amounts to confirm escrow collection. Condition remains.

FICO is higher than guideline minimum UW guidelines require FICO of 702. loan qualifies with FICO of 702. Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 10  months reserves.  No Mortgage Lates UW guidelines require 0x30 in the most recent 24 months, loan qualifies with 0x30 for the most recent 5months reporting on the credit report.

300755029	4487dab4-ce7d-4791-8c04-f024d3e50d1c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
05/04/2018: Received evidence of PAR rate. Points are bona fide. Condition cleared.
FICO is higher than guideline minimum UW guidelines require FICO of 702. loan qualifies with FICO of 702. Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 10  months reserves.  No Mortgage Lates UW guidelines require 0x30 in the most recent 24 months, loan qualifies with 0x30 for the most recent 5months reporting on the credit report.

300786312	a5df56fa-6754-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned
Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided.  Closing Statement provided is estimated. Additional conditions may apply.
05/29/2018: Lender provided Final ALTA for sale of departing residence certified by title agent and signed by borrowers. Condition cleared.
FICO is higher than guideline minimum 702 FICO Reserves are higher than guideline minimum 10.70 months reserves > 0 required Disposable Income is higher than guideline minimum $XXX.XX disposable income > $0 required

300786312	85969e92-6954-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		5/14/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum 702 FICO Reserves are higher than guideline minimum 10.70 months reserves > 0 required Disposable Income is higher than guideline minimum $XXX.XX disposable income > $0 required

300769312	3a3d30a0-b55e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/25/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 7.9 months reserves Disposable Income is higher than guideline minimum AUS did not require disposable income, loan qualified with $X,XXX.XX in disposable income Years in Field Co-Borrower has 6 years in field

300755823	d0511ed3-db5a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		05/22/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides requre a FICO of 700, loan qualified with a FICO of 743 Years on Job Borrower has 6 years on job Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with  5.60 months reserves

300765325	81317575-196b-47f1-bc30-992da61bb088	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and fees totaling $XX,XXX.XX > $XX,XXX.XX exceeding QM points and Fees threshold by $X,XXX.XX		05/08/2018: Received evidence of PAR rate. Points are bona fide. Condition cleared.
300765325	c1136f41-7f4c-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	570 – Missing Review Appraisal		05/02/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300756678	c976f3f3-4b58-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		05/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300761732	8b2b5054-0b80-4707-8086-5e821d3009a0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. The initial CD is dated XX/XX/XXXX and the consummation date is XX/XX/XXXX. No cure.
06/06/2018: Please see attached final CD06/04/2018: Please attached initial cd dated X/XX that was esigned by the borrowers. Also attached is the trid history which was included in the original credit upload. Please rescind the condition.

06/06/2018: Audit reviewed the Lender Rebuttal, and has determined that initial CD was not in the original package. After review of said document, it has been determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.  06/04/2018: Audit reviewed electronic log showing the disclosure for XX/XX/XXXX, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was NOT provided reflecting the LAST initial CD dated XX/XX/XXXX was viewed and acknowledged at least 3 days prior to consummation. Condition remains.

CLTV is lower than guideline maximum The loan qualified with a low LTV/CLTV of 80%. FICO is higher than guideline minimum The loan qualified with a high FICO score of 725 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 355 months reserves

300761351	cc19eb68-3453-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing VOM	Missing verification of mortgage for departure residence validating current balance and supporting 12 month satisfactory credit history.	05/17/2018: Please see the attached for XXXX XXXXXX XX. This is a new loan, therefore not reporting on Credit and there is not a 12 month payment history.
05/17/2018: Audit reviewed evidence of credit history, and has determined that HELOC loan is new with no balance or history. A 24 month housing history for rents is not required for loan program. Condition cleared.

Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #85 months excess reserves LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 71.24% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.71%

300761351	a028c338-3453-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing W-2
Missing XXXX W2 for borrower prior employer and co-borrower employer; Per appendix Q, A creditor must verify the consumer’s employment for the most recent two full years; the W2 is necessary for the loan to be classified as a Qualified Mortgage.
05/17/2018: A W2 is only required for the previous year. This is a XX loan, not a XXXXX loan. Supporting documentation was provided with the initial loan delivery docs. Please rescind this condition.
05/17/2018: Audit re-analyzed the loan file, and has determined that a VOE on the previous employment for borrower was located on page 200, with gap letter on page 77. Co-borrower VOE was provided within the loan file spanning over 2 years. Per DU, a paystub and prior year W2 were required, and were provided within the loan file. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #85 months excess reserves LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 71.24% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.71%

300761351	610f1feb-3353-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file; CDA in file provided by the lender		5/11/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #85 months excess reserves LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 71.24% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.71%

300761343	8acbfdc3-8d44-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation
The AUS requires proof debt paid at closing the lender provide documentation that supports omission of debt.  Provide either a new AUS or updated credit supplement to show these revolving debts paid at closing were paid in full.  Additional conditions apply.

05/03/2018: Revolving accounts are not required to be closed. They are only required to be paid in full. Closure Letters are only required to verify that HELOC’s are closed. Please refer to your original condition which states, “provide supporting documentation to show these revolving debts paid at closing were paid in full.” Please rescind this condition.Please see the attached sale CD showing that XX XXXX and XXXXXXXXXXX XXXX XXXXXXXXX were both paid off with the sale of XXXX XXXXXXXX XXXX XXXXXX. The attached Final CD shows that XXXX, XXXXX, XXXX and XXXXX were all paid off with the current loan transaction. Attached is also a statement showing a $0 balance for XXXX Bank. All supporting documentation was provided with the initial loan delivery docs. Please rescind this condition.

05/03/2018: Audit reviewed the Lender Rebuttal, and has determined that for this program a closure letter is not required. XXXX states that if a revolving account balance is to be paid off at or prior to closing, a monthly payment on the current outstanding balance does not need to be included in the borrower's long-term debt, i.e., not included in the debt-to-income (DTI) ratio. Such accounts do not need to be closed as a condition of excluding the payment from the DTI ratio. Condition rescinded.  04/24/2018:  Received closing disclosure, final settlement statement, AUS findings and credit card statement reflecting -0- balance.  Client requires evidence the revolving accounts paid at closing are closed. Please provide closure letters.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 250 months reserves FICO is higher than guideline minimum UW Guides require FICO of 732, loan qualified with FICO of 712 Years in Field Borrower has 16 years in Field

300761343	017728b5-1144-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDAA report was not found in the loan file.		04/20/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 250 months reserves FICO is higher than guideline minimum UW Guides require FICO of 732, loan qualified with FICO of 712 Years in Field Borrower has 16 years in Field

300761603	15c6b308-6058-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Loan amount greater than guideline maximum
Lender guidelines allow a maximum loan amount of $XXXXXX.XX, per the loan approval and Note, the subject loan amount is $XXXXXX.XXClient Overlay Exception, Client to Review - Loan amount of $XXXXXX.XX  exceeds the maximum loan amount of $XXXXXX.XX allowed by the client.
05/30/2018: Audit reviewed and confirmed not a High Balance Loan. Audit used lender's guidelines. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 54.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745

300761727	b5b8d83a-86fb-4017-a651-b94193dce2aa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
05/14/2018: Please see attached job aide. Please clear the condition
05/14/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300761727	6cf960b9-744c-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/02/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300768698	bd0c0e46-374a-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Business Tax Returns
Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided. Business returns not provided for provided Business License for and not reporting on the personal tax returns .  If 25% or greater ownership, additional conditions will apply.
05/07/2018: Signed XXXX and XXXX Business Tax Returns (1120S) was provided with the initial loan delivery docs for XXXXXXX XXXXXXX. Please rescind this condition.
05/07/2018: Audit reviewed documentation submitted through other findings, and has determined that both entities do not flow through personal returns. Condition rescinded.  05/07/2018: Audit reviewed 1120S documents, and has determined that the business returns required are for entities listed on pages 1047 and 1049. Please provide further information on both LLC's. Condition remains.

Reserves are higher than guideline minimum UW guidelines  requires -3- months reserves, the loan qualifies with 113 months reserves  FICO is higher than guideline minimum UW guidelines requires FICO of 772,loan qualifes with FICO of 772 No Mortgage Lates UW guidelines requires 0x30 lates wtihin the most recent 99 months , loan qualifies with 0x30 with 29 months reporting on the credit report.

300768698	6f90ed53-374a-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current Year to Date Balance Sheet for Business License for and not reporting on the personal tax returns . Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

05/07/2018: Please refer to the LOX provided. entities only used to hold title on the borrower’s properties. There are no tax returns, therefore no balance sheet or profit & loss sheet. This LOX was provided with the initial loan delivery docs. Please rescind this condition.
05/07/2018: Audit reviewed LOE, and has determined that both entities do not flow through personal returns. Balance Sheet not required. Condition rescinded.
Reserves are higher than guideline minimum UW guidelines  requires -3- months reserves, the loan qualifies with 113 months reserves  FICO is higher than guideline minimum UW guidelines requires FICO of 772,loan qualifes with FICO of 772 No Mortgage Lates UW guidelines requires 0x30 lates wtihin the most recent 99 months , loan qualifies with 0x30 with 29 months reporting on the credit report.

300768698	b64dea5b-374a-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing current Year to Date Profit and Loss  for Business License for and not reporting on the personal tax returns . Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

05/07/2018: Please refer to the LOX provided. entities only used to hold title on the borrower’s properties. There are no tax returns, therefore no balance sheet or profit & loss sheet. This LOX was provided with the initial loan delivery docs. Please rescind this condition.
05/07/2018: Audit reviewed LOE, and has determined that both entities do not flow through personal returns. P&L not required. Condition rescinded.
Reserves are higher than guideline minimum UW guidelines  requires -3- months reserves, the loan qualifies with 113 months reserves  FICO is higher than guideline minimum UW guidelines requires FICO of 772,loan qualifes with FICO of 772 No Mortgage Lates UW guidelines requires 0x30 lates wtihin the most recent 99 months , loan qualifies with 0x30 with 29 months reporting on the credit report.

300768698	3dffc04d-374a-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing K-1	Missing K-1's for Business borrower provided Business License for and not reporting on the personal tax returns . If 25% or greater ownership, additional conditions will apply.	05/07/2018: There are no K-1s for these companies. Please refer to the previously submitted LOX which confirms there are no tax returns. Please rescind this condition.	05/07/2018: Audit reviewed LOE, and has determined that both entities do not flow through personal returns. K-1 not required. Condition rescinded.
Reserves are higher than guideline minimum UW guidelines  requires -3- months reserves, the loan qualifies with 113 months reserves  FICO is higher than guideline minimum UW guidelines requires FICO of 772,loan qualifes with FICO of 772 No Mortgage Lates UW guidelines requires 0x30 lates wtihin the most recent 99 months , loan qualifies with 0x30 with 29 months reporting on the credit report.

300768698	27ed28be-364a-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing W-2	Lender's guidelines require 2 years' W-2. Two years' W-2 not provided for self employed business listed on the loan application.	05/07/2018: The borrower is XXX% owner. A W2 would not be required, as we have the 1125-E showing the compensation of officers. Please rescind this condition.	05/07/2018: Audit concurs with the Lender Rebuttal, condition rescinded.
Reserves are higher than guideline minimum UW guidelines  requires -3- months reserves, the loan qualifies with 113 months reserves  FICO is higher than guideline minimum UW guidelines requires FICO of 772,loan qualifes with FICO of 772 No Mortgage Lates UW guidelines requires 0x30 lates wtihin the most recent 99 months , loan qualifies with 0x30 with 29 months reporting on the credit report.

300768698	7a1eae80-40d8-4631-824b-b0bf127e02fd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.

05/14/2018: Please see attached initial CD dated and e-signed XX/XX/XX which was included in the original credit upload. Also included is the trid-history disclosure which also show's that the initial CD was e-signed and provide to the borrower. Please rescind the condition.05/07/2018: The initial CD was provided with the credit package. Please rescind

05/14/2018: Audit reviewed the Lender Rebuttal, and has determined that the initial CD was located on page 213 along with the Disclosure History on page 349. The electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition rescinded.  05/07/2018: Audit reviewed the Lender Rebuttal, and has determined that the initial CD is MISSING from the file. The final executed CD is the only CD provided within the loan file.   Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing, when factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. Condition remains.

Reserves are higher than guideline minimum UW guidelines  requires -3- months reserves, the loan qualifies with 113 months reserves  FICO is higher than guideline minimum UW guidelines requires FICO of 772,loan qualifes with FICO of 772 No Mortgage Lates UW guidelines requires 0x30 lates wtihin the most recent 99 months , loan qualifies with 0x30 with 29 months reporting on the credit report.

300768698	1dc4a40c-3b4a-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		05/01/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW guidelines  requires -3- months reserves, the loan qualifies with 113 months reserves  FICO is higher than guideline minimum UW guidelines requires FICO of 772,loan qualifes with FICO of 772 No Mortgage Lates UW guidelines requires 0x30 lates wtihin the most recent 99 months , loan qualifies with 0x30 with 29 months reporting on the credit report.

300765320	8ef77727-9874-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															06/27/2018: Please see attachment	06/27/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.	Years on Job Borrower has 16 years on job FICO is higher than guideline minimum Loan qualified with FICO of 776 Years in Primary Residence Borrower has resided in subject for 10 years
300765320	2a8e1995-8c67-4f47-b694-d1b4be1e6344	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XXpoints and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
06/27/2018: Please see attachment
06/27/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.
Years on Job Borrower has 16 years on job FICO is higher than guideline minimum Loan qualified with FICO of 776 Years in Primary Residence Borrower has resided in subject for 10 years
300765320	b3d9ba39-8a74-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		06/20/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years on Job Borrower has 16 years on job FICO is higher than guideline minimum Loan qualified with FICO of 776 Years in Primary Residence Borrower has resided in subject for 10 years
300786349	18b76cf5-fa59-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Hud-1 provided was estimated. Additional conditions may apply.		05/31/2018: Received certified, final settlement statement. Condition cleared.
FICO is higher than guideline minimum 765 FICO Disposable Income is higher than guideline minimum $XXXX.XX disposable income > $0 required Reserves are higher than guideline minimum 4.90 months reserves > $0 required

300786349	5f099e73-50a7-44d0-820e-6106aff1cd89	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and fees exceed state threshold. $XX,XXXX.XX > $XX,XXX.XX, the maximum Points and fees permitted, by the State of CA.	06/12/2018: please see attached job aid
06/12/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

FICO is higher than guideline minimum 765 FICO Disposable Income is higher than guideline minimum $XXXX.XX disposable income > $0 required Reserves are higher than guideline minimum 4.90 months reserves > $0 required

300786349	782bb1ec-f959-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		05/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum 765 FICO Disposable Income is higher than guideline minimum $XXXX.XX disposable income > $0 required Reserves are higher than guideline minimum 4.90 months reserves > $0 required

300770251	8fbde90d-454d-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX with $XX,XXX.XX in extended coverage.  The total amount of coverage was $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX.  A cost estimator from the insurer was not provided.
05/07/18: Lender provided a letter from the insurance company showing sufficient coverage. Condition cleared.
DTI is lower than guideline maximum UW Guides allow 43% DTI, loan qualified with 25.49% DTI. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.90 months reserves. FICO is higher than guideline minimum UW Guides require 720 FICO, loan qualified with 765 FICO.

300770251	8f35bf85-434d-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal.	06/13/2018: 2006.This is the enhanced desk review ordered by Investor.
06/13/2018: Appraisal Review Short Form provided in lieu of CDA reflecting a value of $XXX,XXX.XX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.05/25/2018:  Received Lender's field review.  Pending Client CDA.  Condition remains05/02/2018:  Received Lender's field review.  Pending Client CDA.  Condition remains.

DTI is lower than guideline maximum UW Guides allow 43% DTI, loan qualified with 25.49% DTI. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.90 months reserves. FICO is higher than guideline minimum UW Guides require 720 FICO, loan qualified with 765 FICO.

300766150	4b770842-b65d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Verify Housing History
Guidelines require satisfactory housing payment history for 12 months with 1x30 day late in the last 12 months if FICO greater than or equal to 680 with AUS approval, otherwise 0x30.  Payment history not provided on credit report.  VOR required to verify.
															06/19/2018: Please rescind the following condition; The guideline does not require VOR.	06/19/2018: Audit reviewed Lender's rebuttal and AUS findings. Verification of housing payment history is not required. Condition rescinded.	Disposable Income is higher than guideline minimum loan qualified with $X,XXX.XX in disposable income Years in Field Borrower has 12 years in Field Full Documentation Full Documentation Loan
300766150	f9f66c24-485d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		05/23/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Disposable Income is higher than guideline minimum loan qualified with $X,XXX.XX in disposable income Years in Field Borrower has 12 years in Field Full Documentation Full Documentation Loan
300792861	36624c9f-e268-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300768485	c1cd84d8-8182-4352-9160-35b2ef8ba4a6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
06/20/2018: Please see attachment
06/20/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with  8.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.1%

300786348	7e442b89-5959-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 42.46%.  Due to the miscalculation of debts, the actual DTI is 54.11%. The lender did not provide evidence the payments on the rental property were paid by another individual. As a result, the loan does not meet the criteria for a Qualified Mortgage.
6/14/18 Please see attached income worksheet and rebuttal uploaded. Let us know
06/15/2018:  Reviewed Lender's rebuttal, worksheets and income documents.  Recalculated DTI 42.43%.  Condition cleared.06/07/2018:  Received explanation letter and evidence the mortgage is paid by another party.  Recalculated DTI 45.53%.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.3 months reserves Years in Field Borrower had 4 years in field Disposable Income is higher than guideline minimum UW Guides require $0.00 disposable income, loan qualified with $X,XXX.XX in disposable income

300786348	66bf3cbf-5859-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		05/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.3 months reserves Years in Field Borrower had 4 years in field Disposable Income is higher than guideline minimum UW Guides require $0.00 disposable income, loan qualified with $X,XXX.XX in disposable income

300786578	690c3a7e-f064-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		06/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Field Borrower has 18 years in same job per WVOE Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  2.80 months reserves DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 38.89

300768580	acfd8a76-af69-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 62 months payment history with no late payments reported Years in Field Borrower has 20 years in the field LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 57.13%

300770287	e694acf9-3d60-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA is missing from the file.		05/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum DTI is 29.08%, lower than the guideline requirement. No Rental Lates No rental lates. Years in Field 20 years in field.
300795343	60afe3a7-8d6a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool is missing from loan file.		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 30 months payment history with no late payments reported. Years in Field Borrower has 12 years in Field and co-borrower has 5 years in Field. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.6 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $x.xxx.xx in disposable income.

300795280	4da349e0-106f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		06/14/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300771804	d789ded1-5861-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		05/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300770289	4309ffd9-0568-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		06/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300770276	66b633bf-2067-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers.   File is missing the most recent tax year XXXX tax returns or copy of IRS form 4868 extension filed with the IRS.
06/15/2018: The WVOE/ VOI for XXX uploaded verify over 2 years history with no 30 day gaps and XXXX has been at his company since XXXX.
06/15/2018:  Audit reviewed Lender’s rebuttal and agrees.  This is a DU High Balance loan.  Verification of 2 years employment, with no gaps, was provided for both borrowers in the original loan file.  Tax return is not required.  Condition rescinded.
Years in Primary Residence Borrower has resided in subject for 2 years CLTV is lower than guideline maximum Loan qualified with CLTV of 38.11% Years on Job Borrower has 18.33 years on job
300770276	bd0135ca-1567-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA report		06/06/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years in Primary Residence Borrower has resided in subject for 2 years CLTV is lower than guideline maximum Loan qualified with CLTV of 38.11% Years on Job Borrower has 18.33 years on job
300771649	ff5bd526-426f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		06/14/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.82% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731 Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  7.80 months reserves

300771648	0a9720be-db67-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		06/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300785390	34c8dfe8-c36a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not found in the loan file.		06/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300786537	240ab415-c669-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Evidence that the mortgage payment for the loan secured by the departing residence is impounded is not provided. Additional conditions may apply upon receipt.
06/14/2018: Rescind Condition; Missing Documentation - Evidence that the mortgage payment for the loan secured by the departing residence is impounded is not provided. Additional conditions may apply upon receipt. The mortgage attached to the departing REO is an XXX loan according to credit report. XXX requires taxes and insurance to be escrowed.

06/26/2018: Audit consulted with Management, and has determined that the credit report serves as a reliable 3rd party document providing sufficient evidence of escrow amounts for a XXX mortgage payment. Condition cleared. 06/14/2018: Audit reviewed the Lender Rebuttal, and has determined that not all XXX loans require escrows. If the LTV is equal to or less than 80% then it's the lender's decision whether the borrower must maintain an escrow account for the purpose of paying taxes and other items. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.30% Reserves are higher than guideline minimum UW Guides require 1.38 months reserves, loan qualified with  80.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300786537	59b6c9e2-c569-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
The Borrower's income is to be documented with a paystub and verification that the borrower had begun the new employment.  The loan file contains a verification that the Borrower began the new job but no paystub is provided.  A copy of the Borrower's paystub is required to fulfill guidelines and QM requirements.

06/13/2018: Please rescind the following condition; The Borrower's income is to be documented with a paystub and verification that the borrower had begun the new employment. The loan file contains a verification that the Borrower began the new job but no paystub is provided. A copy of the Borrower's paystub is required to fulfill guidelines and QM requirements. Per XXXXXX XXX guidelines B3-3.5-01 Base Pay Income documentation requirements are; DU will require the following: a completed Request for Verification of Employment (Form 1005), or the borrower's recent paystub and IRS W-2 forms covering the most recent one-year period. There is a WVOE provided by the new employer with a start date of X/X/XXXX

06/13/2018: Audit re-analyzed income documents, and has determined that the VOE, WVOE, W2 and Offer letter were all located within the loan file. Verified with DU, QM and FNMA that all requirements were met. Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.30% Reserves are higher than guideline minimum UW Guides require 1.38 months reserves, loan qualified with  80.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300786537	11969cfb-ab6c-460f-9f14-7dffd79dccb7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Added 06/08/2018: Points and fees threshold is $XX,XXX.XX vs. actual points & fees of $XX,XXX.XX, a difference of $XXXX.XX.	06/13/2018: Please see attached Job Aid
06/13/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.30% Reserves are higher than guideline minimum UW Guides require 1.38 months reserves, loan qualified with  80.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300786537	4ed5dbd6-c569-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.30% Reserves are higher than guideline minimum UW Guides require 1.38 months reserves, loan qualified with  80.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300791042	0b873d5c-2464-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/01/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300791041	1fea7f9c-a069-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool is missing from loan file.		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300785388	3c8b8ee1-a768-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation	Missing statement of access from co-owner of asset account # 3 listed on final application not provided
06/11/2018:  An Access Letter would not be required. The borrower just needs to be listed as an account owner in order to use funds from a statement provided. The statement provided shows the borrower as a primary account holder and his wife is XXX. Please rescind this condition.
06/11/2018: Audit reviewed Lender's rebuttal and agrees. If assets were used from a joint account, and the joint owner is a spouse, an access letter is not required. Condition rescinded.
Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 15.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 55 months of  with no late payments reported. Years in Field Borrower has 20 years in Field

300785388	1d46e4de-a668-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of updated taxes and insurance amounts for property #2 as on the final application not provided.	06/11/2018: This is not required. Rental income is being calculated based on Schedule E. Please rescind this condition.	06/11/2018: Audit reviewed Lender's rebuttal and original loan file. QM allows the use of Schedule E to calculate taxes and insurance. Condition rescinded.
Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 15.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 55 months of  with no late payments reported. Years in Field Borrower has 20 years in Field

300785388	831ed62d-a668-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence HOA dues for properties #4 on the final loan application is paid quarterly and not monthly.	06/11/2018: HOA dues have been calculated correctly. Please see the attached. HOA dues are paid quarterly - $XXX x X = $XXXX / XX = $XXX.XX/mo. Please rescind this condition.	06/11/2018: Audit reviewed Lender's rebuttal and agrees. Payment coupon dated X/X/XX is notated as payment #2, which verifies payment is quarterly. Condition rescinded.
Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 15.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 55 months of  with no late payments reported. Years in Field Borrower has 20 years in Field

300785388	9fa7c90e-2368-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		06/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 15.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 55 months of  with no late payments reported. Years in Field Borrower has 20 years in Field

300785387	c8089592-3b6d-4e18-ac8c-5b40c75a0f00	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
06/01/2018: Received evidence of PAR rate. Points are bona fide. Condition cleared.
300785387	89ea4a0b-6055-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		05/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300786233	d34a0743-ff69-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for both borrowers'.	06/18/2018: Can you please rescind the condition regarding the VVOE within 10 days on the below loans per our guidelines
06/18/2018: Audit re-analyzed the loan file, and has determined that an Employment Data Report was located to verify income for both borrower's, as well as the previous co-borrower employment, within 10 days of Note date. Condition rescinded. 06/18/2018:  Nothing attached for review.  Audit reviewed Lender’s rebuttal and AUS findings.  Per AUS, item #18, the co-borrower’s employment must be verified within 10 business days prior to the note date.  Per AUS #19, the borrower’s VOE is acceptable provided closing occurs on or before X/X/XXXX.  Closing occurred after X/X/XX.  Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require0   months reserves, loan qualified with  3.40 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income

300786233	e04b183c-fa72-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation	Added 06/18/2018: Per QM, a creditor must verify the consumer’s employment for the most recent two full years. The co-borrower has been on current job less than 1 year. Previous VVOE not provided.
06/18/2018: Audit re-analyzed the loan file, and has determined that an Employment Data Report was located to verify income for both borrower's, as well as the previous co-borrower employment, within 10 days of Note date. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require0   months reserves, loan qualified with  3.40 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income

300786233	653a2a02-ff69-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require0   months reserves, loan qualified with  3.40 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income

300785365	561ff8f8-7c5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	LTV exceeds guidelines	Lender guidelines require a maximum LTV of 80.00% however the current LTV of the subject is 90.00%.	06/21/2018: Please rescind; The Maximum LTV on a purchase is 90%	06/21/2018: Audit concurs with the Lender Rebuttal, and has determined that the LTV/CLTV maximum is 90%. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.35% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701 Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  1.70 months reserves

300785365	6edf0347-5f5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and  verification of the down payment for a purchase.  The loan file is missing 2 months bank statement for all accounts used for funds to close and reserves.
															06/21/2018: Please clear the condition The asset accounts have been attached;	06/21/2018: Audit reviewed all Bank Statements, and has determined that sufficient assets were submitted to fulfill DU Reserves. EMD was confirmed through bank statements. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.35% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701 Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  1.70 months reserves

300785365	93a7add4-7c5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		05/29/2018: A CDA provided reflecting a value of $700,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.35% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701 Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  1.70 months reserves

300795069	1ca0c5ae-dd69-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
DTI > 43% Lender approval reflects a DTI of 41.51%.  Due to the miscalculation of debts, the actual DTI is 52.28%. Lender omitted PI for borrower's departure residence. Although originally included in the BK filed in XXXX, documentation provided in file reflects borrower did not affirm mortgage however stayed in the property and Relief from Stay was awarded to the lender listed on Schedule D of the Bankruptcy.
06/27/2018: Please clear the following condition; The purchase agreement and approval letter attached for sale of departure res
06/27/2018: Audit reviewed Purchase Contract for departure residence, and has determined that said document was executed by all parties prior to subject closing. Meets XXXX requirements for current principle residence pending sale, acceptable to omit PITI for departure residence. DTI is 39.58%. Condition cleared.
Years in Field Co-Borrower has 6 years Self Employed No Mortgage Lates VOM verifies 12 months payment history with no late payments reported
300795069	55b8c355-de69-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XX,XXX.XX less cash to close $XX,XXX.XX less earnest money of $XX,XXX.XX results in $X,XXX.XX shortage of funds to close.		06/26/218: Received copy of down payment check. Bank statement in file verified it cleared. Borrower has sufficient cash to close. Condition cleared.	Years in Field Co-Borrower has 6 years Self Employed No Mortgage Lates VOM verifies 12 months payment history with no late payments reported
300795069	d964bbfb-2170-4778-b76d-1c3216f34949	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and fees of $XX,XXX.XX exceeds qualified mortgage threshold of $XX,XXX.XX by $X,XXX.XX		06/15/2018: Received evidence of PAR rate. Discount points are bona fide. Condition cleared.	Years in Field Co-Borrower has 6 years Self Employed No Mortgage Lates VOM verifies 12 months payment history with no late payments reported
300795069	1c8287f6-de69-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review appraisal missing		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years in Field Co-Borrower has 6 years Self Employed No Mortgage Lates VOM verifies 12 months payment history with no late payments reported
300786220	9ece902e-d269-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300786083	40ee79cc-176d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		06/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.57% Disposable Income is higher than guideline minimum UW Guides require $X,XXX in disposable income, loan qualified with $X,XXX.XX in disposable income

300786078	daf4ce6f-e25d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XX,XXX.XX less cash to close $XX,XXX.XX + $XX,XXX unverified EMD in $XX,XXX.XX shortage of funds to close.	06/08/2018: We have more than enough funds verified to cover the closing costs. The EMD does not have to be verified if we have enough assets verified to cover the closing costs and EMD.	06/08/2018: Audit re-analyzed asset documentation, and has determined that the assets provided cover "total funds to be verified". Assets are sufficient without EMD verification, condition rescinded.	Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 3 years in Field Full Documentation Full Documentation Loan
300786078	a483c0f8-197f-43ab-b52b-b1b4a14d09a0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
06/12/2018: please see attached job aid
06/12/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.
Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 3 years in Field Full Documentation Full Documentation Loan
300795279	2b106005-9569-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300786577	4997558b-a569-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300787293	22df8480-9359-4494-9335-ee23f09740b0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold:  Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
06/18/2018: Received evidence of PAR rate. Discount points are bona fide. Condition cleared.
Years in Primary Residence Borrower has resided in subject for 15 years Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.15%

300787293	bc8dc524-8869-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Primary Residence Borrower has resided in subject for 15 years Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.15%

300786645	a6720841-b770-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		06/15/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualfied with 4.9 months reserves No Mortgage Lates Credit report verifies 56 months payment history with no late payments reporting Disposable Income is higher than guideline minimum UW Guides require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income

300786644	e6a1bbce-9c6d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		06/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.5 months reserves Years on Job Borrower has 12 years on job No Mortgage Lates Credit report verifies 43 months payment history with no late payments reported

300806033	414917fc-9275-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															06/28/2018: please see attached XXXX XXXXX please clear the condition	06/28/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
FICO is higher than guideline minimum Loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.98%

300788708	e1327c26-996d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		06/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300821362	ccca1a76-beaf-449f-96e6-146455d0294b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
06/23/2018: Lender provided Par Rate information including Pricing Sheet. All of discount point is considered bona fide. Condition cleared.
300821362	92c5d849-796e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		06/14/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300788871	b20ac7e8-6875-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.		06/28/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.80 months reserves Years in Field Borrower has 7 years in field.  FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787

300790948	01790d74-3d68-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	06/13/2018: CDA	06/13/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300805219	86205ffd-2a74-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
06/28/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 10 years in Field

300794564	3fc22f88-e374-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		06/21/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300791349	0e8f1d23-4c6b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															06/27/2018: please see attached XXXXX XXXXX please clear the condition	06/27/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 month reserves, loan qualified with 13.70 months reserves FICO is higher than guideline minimum Loan qualified with FICO of 772 Years on Job Borrower has 4 years on job

300791349	508d0c1b-446b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		06/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 month reserves, loan qualified with 13.70 months reserves FICO is higher than guideline minimum Loan qualified with FICO of 772 Years on Job Borrower has 4 years on job

300792149	19340777-a069-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300806031	1cff3dd4-eb72-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	A fraud report was not provided in the file.		06/23/2018: Lender provided third party fraud tool. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697 Years in Field Borrower has 7 years in the field Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with  7.60 months reserves

300806031	df32fefd-f472-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		06/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697 Years in Field Borrower has 7 years in the field Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with  7.60 months reserves

300736204	06379e33-5537-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	Lender guidelines reflects DTI of 43%. Due to the miscalculation of debt the actual DTI is 43.77%.
04/13/2018: Please rescind this condition. This is the account that was paid off. The account number is XXXXXXXXXX per page 3 of the XXX Credit report dated X/XX/XX that coincides with the paid in full letter from XXXX  X/X/XX Please rescind this condition. We sent with the file proof of the payoff/closing of XXXX/XXXX XXXXX.

04/13/2018: Audit re-analyzed payoff statement, as well as bank statement, and has determined that sufficient evidence was provided to verify payoff amount and bank statement matched. Documents were dated PRIOR to consummation. Final DTI of 42.86%, meets QM and guide requirements. Condition cleared. 04/09/2017: Lender provided evidence of a paid account that was not included in auditor's DTI. Audit is referencing an account with a monthly payment of $XXX XX was not included in Lender's DTI. Condition remains.

FICO is higher than guideline minimum UW guides require  a FICO score of 720, loan qualifided with a FICO sscore of 741. Years in Primary Residence 11 years in primary residence. Years Self Employed 25 years self-employed.

300736204	a6e011df-5537-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current Balance Sheet for the 1120 Business tax return. Per appendix Q, the Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	04/10/2018: Please rescind this condition. We sent with the file the XXXX tax returns so a P&L and balance sheet would not be needed until after X/XX/XX and this loan closed X/XX/XX.
04/13/2018: Audit reviewed executed XXXX 1120 Returns, and has determined that said document reflects Balance Sheet on Schedule L. Condition cleared. 04/10/2018: Audit reviewed the Lender Rebuttal, and has determined that the executed XXXX Tax Returns are acceptable for a P&L Statement. However, it is not acceptable to use for a Balance Sheet. A statement of the assets, liabilities, and capital of a business or other organization at a particular point in time, detailing the balance of income and expenditure over the preceding period (aka a Balance Sheet) is required. Condition remains.04/10/2018: Sent to Compliance

FICO is higher than guideline minimum UW guides require  a FICO score of 720, loan qualifided with a FICO sscore of 741. Years in Primary Residence 11 years in primary residence. Years Self Employed 25 years self-employed.

300736204	cb59003d-a513-4a26-912c-ec09ad725449	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application.		04/09/2018: Audit reviewed and updated Lender of Record Application Date to X/X/XX. Condition rescinded.
FICO is higher than guideline minimum UW guides require  a FICO score of 720, loan qualifided with a FICO sscore of 741. Years in Primary Residence 11 years in primary residence. Years Self Employed 25 years self-employed.

300736204	0c534d1d-5537-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided in the file.		04/04/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW guides require  a FICO score of 720, loan qualifided with a FICO sscore of 741. Years in Primary Residence 11 years in primary residence. Years Self Employed 25 years self-employed.

300750627	9e774bd7-4a4a-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
The Borrower's income be documented with tax returns and awards letters.  The loan file contains 2 years tax returns.  Copies of the Borrower's awards letter is required to fulfill guidelines and QM requirements.
															05/04/2018: Please see the attached Award Letter for the borrower’s social security income.	05/04/2018: Audit reviewed Award Letter, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.86% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 Years in Primary Residence Borrower has resided in subject for 14 years

300750627	7d170328-4a4a-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report is missing from the file.		05/01/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.86% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 Years in Primary Residence Borrower has resided in subject for 14 years

300754732	1dd7f9dc-675f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Second Lien Note	Second lien Note not provided.		05/31/2018: Received second lien note. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754 DTI is lower than guideline maximum UW Guides maxinum DTI of 43% loan qualified with DTI of 38.30% Years in Field Borrower has 10 years in Field

300754732	39138cf2-5a5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		05/25/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754 DTI is lower than guideline maximum UW Guides maxinum DTI of 43% loan qualified with DTI of 38.30% Years in Field Borrower has 10 years in Field

300755096	a12362bf-b44c-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 43.00%. Due to the miscalculation of REO income, the actual DTI is 49.76%. The Lender qualified the loan with negative rental income of $XXX.XX consisting of gross rental income of $XX,XXX.XX, gross P&I of $X,XXX.XX + gross T&I $XX,XXX.XX. The loan file contained 2 years tax return reflecting gross rental income of $XX,XXX.XX, the loan file also reflected gross P&I of $X,XXX.XX + gross T&I of $X,XXX.XX + gross other debts of $X,XXX.XX. Audit calculations resulted in negative rent of $X,XXX.XX.

05/09/2018: Please advise which property you are referring to where the rental income was miscalculated as there are 18 REO properties. If a property was acquired late in XXXX, a lease agreement would have been used to calculate the rental income. Please refer to the attached rental income calculation worksheets. The DTI is correctly showing at 41.56%.

05/09/2018: Audit reviewed all Lender Calculations submitted, as well as re-analyzed the loan file, and has determined that the DTI is 36.82%. Re-calculated based on documentation within the loan file. Condition rescinded.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 79.38% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 Years Self Employed Borrower has 9.08 years Self Employed

300755096	31bbb273-844d-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing the mortgage statement for REO properties #1 and 9 as listed on final application.
05/09/2018: Please see the attached mortgage statement for REO #1. Please note that a mortgage statement is not required for REO #9 ). We are hitting the borrower with the monthly P&I shown on the credit report ($XXX/mo) as well as the taxes and insurance per Schedule E.
05/09/2018: Audit reviewed all documentation, and has determined that said documents for REO are deemed acceptable. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 79.38% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 Years Self Employed Borrower has 9.08 years Self Employed

300755096	4118ef06-b54c-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property #19 located on XXXX Schedule E part I. Per appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
															05/09/2018: Please advise which property you are referring to. Is this for REO #19? If so, supporting documentation has been provided to verify that this property is not owned by our borrower.	05/09/2018: Audit concurs with the Lender Rebuttal, and has determined that evidence was provided to verify no ownership for REO #19. Condition rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 79.38% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 Years Self Employed Borrower has 9.08 years Self Employed

300755096	99ecefc5-b34c-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance
Evidence of insurance for REO properties #4 and 10 on the final application not provided. Additionally, the borrower’s tax returns reflected an additional property REO #19 also missing the taxes and insurance.

05/09/2018: This is a HB loan. An HOI Policy for REO #4 and REO #10  would not be required as we are using HOI from Schedule E to qualify. Please also see the attached for REO #19  showing on the Tax Returns which verifies no ownership. This document was sent with the initial loan delivery docs. Can you please rescind this condition.
05/09/2018: Audit reviewed the Lender Rebuttal, as well as all documentation, and has determined that documentation submitted is deemed acceptable. Condition rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 79.38% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 Years Self Employed Borrower has 9.08 years Self Employed

300766132	3c01befe-0d5e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Documentation	Failure to Obtain HELOC agreement for secondary lien on departing residence. Additional conditions may apply.		05/29/2018: Audit reviewed original loan file. Evidence of HELOC on departing residence is reflected on the credit report. Copy of agreement is not required. Condition rescinded.
Years on Job Borrower has 24 years on job LTV is lower than guideline maximum UW Guides do not require minimum disposable income, loan qualified with $XX,XXX.XX in disposable income   DTI is lower than guideline maximum UW Program Guides maximum DTI of 43%, loan qualified with DTI of 23.08%

300766132	3f5a4b4a-0a5e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Third Party Review Appraisal		05/23/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years on Job Borrower has 24 years on job LTV is lower than guideline maximum UW Guides do not require minimum disposable income, loan qualified with $XX,XXX.XX in disposable income   DTI is lower than guideline maximum UW Program Guides maximum DTI of 43%, loan qualified with DTI of 23.08%

300762211	ddd1ad97-334a-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing hazard insurance declaration	Missing hazard insurance declaration for the departing residence. Evidence of hazard insurance payment is required in order for the loan to be classified as a Qualified Mortgage.
05/17/2018: Please rescind this condition. Investor had agreed to follow our guidelines for this which are: The value, as established by the property insurer means that the insurer (insurance company) insures the property for the insurable value so the coverage on the policy is the insurable value.

06/15/2018:  Received mortgage statement and evidence of property taxes.  The taxes were deducted form the monthly escrow and the balance applied to insurance.  Condition cleared.05/17/2018: Audit reviewed the Lender Rebuttal, and has determined that the hazard insurance declaration for the DEPARTING RESIDENCE is missing. Provide said insurance. Condition remains.

Reserves are higher than guideline minimum 6.7 months reserves > 0 months required Disposable Income is higher than guideline minimum $XXXX.XX disposable income > $0 required FICO is higher than guideline minimum 811 FICO

300762211	8782678d-334a-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report.		05/01/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum 6.7 months reserves > 0 months required Disposable Income is higher than guideline minimum $XXXX.XX disposable income > $0 required FICO is higher than guideline minimum 811 FICO

300761337	8e52d5e3-c1c4-4b04-a7f1-a7d1bc7155c5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	05/14/2018: Attached is an Attestation Letter to clear the condition	05/14/2018: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition clearedFinding deemed non-material, loan will be graded a B for all agencies
300761337	22331d3b-584e-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		5/09/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300761724	28a1d156-70ff-43b5-a426-76ab557e93f6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of  for the  taxes as $XXX.XX vs. the actual amount of $XXX.XX.  (IN ESCROW)  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															06/14/2018: Please see attached tax information sheet that gives the tax amount of $XXXX.XX. This was provided with the credit package please rescind condition.	06/14/2018: Audit re-analyzed documents with tax information, and has determined that the final CD reflects monthly escrows for taxes of $XXX.XX. Condition rescinded.
300761724	02339a2c-224a-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	570 – Missing Review Appraisal		05/01/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300786515	306f079a-bd5a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XX,XXX.XX. Referenced Cash Proceeds of $XXX,XXX not documented in file. Cash to close requires $XXX,XXX.XX. Results in $XX,XXX.XX shortage of funds to close.		05/31/2018: Lender provided copy of executed final CD from cash out refinance of borrower's departing residence evidencing cash out received. Sufficient assets documented. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Years in Field Borrower has 10 years in Field   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 54 months payment history with no late payments reported

300786515	304986f5-bd5a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence on the final application not provided.		05/31/2018: Lender provided evidence of taxes and insurance for departing residence. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Years in Field Borrower has 10 years in Field   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 54 months payment history with no late payments reported

300768481	321246d1-616a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification
A verification of employment (VVOE) within 10 days of the note date as required by lender's guidelines was not provided for both borrowers'.  VVOEs provided in the loan file dated XX/XX/XXXX, which is after Note date.

06/18/2018: Audit re-analyzed the loan file, and has determined that multiple VVOE's for both borrower were located within the loan file. VVOE's dated within 30 days of Consummation to meet QM requirements were provided; AND VVOE's were also provided within 10 days of close OR after close and PRIOR to delivery to meet XXXX/DU requirements. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.12% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 52.50 months reserves

300768481	2fe592e6-4f6a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.12% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 52.50 months reserves

300768508	7031ac86-6064-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided.		06/01/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300771442	4baf7189-2660-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing.		05/31/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300785383	cc154dec-685f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	LTV exceeds guidelines	Lender guidelines requires a maximum LTV of 80.00% however the current LTV of the subject is 90.00%. Then subject loan was approved at 90.00%.	06/25/2018: Please rescind this condition the max LTV on a purchase on a HB product is 90%	06/25/2018: Audit concurs with the Lender Rebuttal, and has determined that the maximum LTV/CLTV is 90%. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 75.00 months reserves Years on Job Borrower has 11 years on job Years in Primary Residence Borrower has resided at current residence for 14 years

300785383	7cd1a203-6a5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 75.00 months reserves Years on Job Borrower has 11 years on job Years in Primary Residence Borrower has resided at current residence for 14 years

300788705	20d4e9e4-0471-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		06/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300785355	178bd2a3-1764-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal.		06/01/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300786336	10e81ceb-d473-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
06/21/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.50% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.9 months reserves Years in Field Borrower has 10 years in Field

300786333	435a38fe-da65-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file		06/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300786640	33b1126e-2868-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation	The guidelines require 36 months for reserves with a LTV of 90%. 12.90 months of reserves is verified. Short 23.10 months reserves.	06/11/2018: This is a XXXXXXXX XX loan, not a Jumbo loan. Please refer to the DU Findings which confirm only $XXXX in reserves is required to be verified. Please rescind this condition.	06/11/2018: Audit reviewed Lender's rebuttal and AUS findings. Condition rescinded.
FICO is higher than guideline minimum UW guide require a FICO score of 760, loan qualified with a FICO score of 806. Years in Primary Residence 3 years in primary residence. Years on Job 4 years on job.

300786640	4bb68395-2668-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal.		06/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW guide require a FICO score of 760, loan qualified with a FICO score of 806. Years in Primary Residence 3 years in primary residence. Years on Job 4 years on job.

300791031	d2462423-256b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300792173	3f52312f-f273-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
06/21/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.77% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700 , loan qualified with FICO of 773.

300792173	dfa90d43-f273-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	571 - Appraisal Missing	CDA Report not provided in file.		06/21/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.77% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700 , loan qualified with FICO of 773.

300771402	fbbd376d-0c52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.

05/25/20218: Replacement cost estimator05/22/2018: 100% Replacement cost means that they will replace 100% of the structure regardless of the value.05/18/2018: 100% replacement cost means that insurer will cover 100% of the dwelling value unless otherwise specified. In this case, the insurer would cover up to the loan amount of $XXX,XXX. If the policy said 100% replacement cost up to the dwelling amount, then there would be a shortfall of $XXX,XXX. Please clear.05/16/2018: 100% replacement coverage

05/31/2018:  Received updated insurance certificate reflecting sufficient coverage.  Condition cleared.05/25/2018: Audit reviewed the Cost Estimator, and has determined that the "Reconstruction Cost with Debris Removal" is $XXX,XXX.XX which is NOT coverage by the dwelling coverage amount of $XXX,XXX.XX. Short by $X,XXX.XX. An Exception request was sent to the Investor for review, to allow shortage. Condition remains. 05/22/2018: Second request sent to Client for a status update.05/18/2018: Issue of coverage is pending review from client.05/16/2018: Audit reviewed the Lender Rebuttal, and has determined that although the declarations page reflects "100% replacement costs", the replacement cost coverage would only cover up to 100% of the coverage amount and would not deplete that amount for depreciation. Provide evidence of "Guaranteed Replacement Costs" or a "Cost Estimator" to verify the insurable amount. Condition remains.

FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 739. Reserves are higher than guideline minimum UW guide require no reserves, loan qualified with 7.80 months reserves. Years on Job 8 years on job.

300771402	3acdd2a0-0c52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	The Title APN # does not match the mortgage or appraisal APN #.	05/16/2018: Updated title	05/16/2018: Audit reviewed the corrected Title Commitment, and has determined that the APN# matches both the Appraisal and the Mortgage. Condition cleared.
FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 739. Reserves are higher than guideline minimum UW guide require no reserves, loan qualified with 7.80 months reserves. Years on Job 8 years on job.

300771402	0260e517-0d52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/22/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 739. Reserves are higher than guideline minimum UW guide require no reserves, loan qualified with 7.80 months reserves. Years on Job 8 years on job.

300771399	84c41069-2c52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		05/22/2018: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300771398	59b45e88-bc52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		05/22/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300771396	5833d417-c052-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title
Missing copy of the prelim title for $XXX,XXX (Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy).
															05/16/2018: title supplement	05/16/2018: Audit reviewed the Amendment to the Title Commitment, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.56% Current Rate is lower than previous rate Refinance reduces rate from 5.875% to 4.5% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves

300771396	75b00111-b5a3-4d9f-b868-cedc99d1d9a5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
05/22/2018: CD05/16/2018: post CD
05/22/2018: Audit reviewed revised Funding CD with correction to all sections with escrows, Notification of the error (i.e., e-mail to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.05/16/2018: Audit re-analyzed the Post Funding CD, and has determined that the escrow monthly amount for Insurance is incorrect. The CD insurance escrow reflects as $XX.XX vs $XX.XX mthly /$XXX.XX yearly as reflected on the Hazard Insurance Dec page. Therefore, the actual calculated values for "Estimated Total Monthly Payment" in the Projected Payments section should reflect a total of $X,XXX.XX NOT $X,XXX.XX. Provide revised CD, Notification of error (letter of explanation to borrower) and proof of delivery. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.56% Current Rate is lower than previous rate Refinance reduces rate from 5.875% to 4.5% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves

300771396	0be1c17d-b5aa-4bb1-917f-c7c728021e0c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount for Year 1-30 as $X,XXX.XX, the calculated payment amount for years 1-30 is $X,XXX.XX. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
05/16/2018: post CD
05/22/2018: Audit reviewed revised Funding CD with correction to all sections with escrows, Notification of the error (i.e., e-mail to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.05/16/2018: Audit re-analyzed the Post Funding CD, and has determined that the escrow monthly amount for Insurance on the CD reflects as $XX.XX vs $XX.XX mthly /$XXX.XX yearly as reflected on the Hazard Insurance Dec page. Therefore, the actual calculated values for "Estimated Escrow" in the Projected Payments section should reflect a total of $XXX.XX NOT $XXX.XX. Provide revised CD, Notification of error (letter of explanation to borrower) and proof of delivery. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.56% Current Rate is lower than previous rate Refinance reduces rate from 5.875% to 4.5% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves

300771396	d7c28e99-bf52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	05/22/2018: CDA	05/22/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.56% Current Rate is lower than previous rate Refinance reduces rate from 5.875% to 4.5% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves

300771392	09d98c3f-f452-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/22/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300771390	6477572b-f952-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		05/22/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300771389	d8e1bf00-cc52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results	05/14/2018: Findings	05/14/2018: Audit reviewed AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum loan qualified with DTI of 36.83% FICO is higher than guideline minimum loan qualified with FICO of 727 Years in Field Borrower has 18 years in field
300771389	3728fcc3-cb52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property
File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.
05/14/2018: Sale CD
05/14/2018: Audit reviewed the executed Seller CD for departure residence, and has determined that documentation submitted is deemed acceptable. Sufficient funds were netted for total required funds to be verified per AUS. Condition cleared.
DTI is lower than guideline maximum loan qualified with DTI of 36.83% FICO is higher than guideline minimum loan qualified with FICO of 727 Years in Field Borrower has 18 years in field
300771389	570c580a-cb52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/22/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum loan qualified with DTI of 36.83% FICO is higher than guideline minimum loan qualified with FICO of 727 Years in Field Borrower has 18 years in field
300771388	37b779e9-e452-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain gift documentation
Borrower received gift funds for cash to close. Evidence of borrower/title company in receipt of gift funds in the amount of $XXX,XXX.XX not provided; which is required for the loan to be classified as a Temporary Qualified Mortgage.
05/15/2018: Received evidence of wire transfer to closing agent. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.03% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.51%

300771388	d782b45f-e652-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/22/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.03% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.51%

300801425	552ae827-3467-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		06/06/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792 Years in Field Borrower has 4 years in Field   Years in Primary Residence Borrower has resided in subject for 11 years

300735455	5d933394-893e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	Missing evidence of withdrawal from business assets for Cash to Close.	04/24/2018: Evidence of withdrawal
04/24/2018: Audit re-analyzed assets, and has determined that business asset are sufficient for cash to close, along with CPA letter that withdraw of business funds would have no negative implication to current cash flow. Reserves available from personal accounts. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.94% Years Self Employed Borrower has 7 years Self Employed

300735455	024b3ffc-813e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property	Evidence the 1st property listed on the 3rd party report was sold.	04/26/2018: LOX04/24/2018: LOE
04/26/2018: Audit researched property with county tax assessor, and has determined that said property was sold XX/XX/XXXX. Condition cleared. 04/24/2018: Audit reviewed the Lender Rebuttal, and has determined that the 1st property listed on the 3rd party report requires evidence of being sold. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.94% Years Self Employed Borrower has 7 years Self Employed

300735455	d167c47c-813e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of insurance amounts for property #6 and #7 as on the final application.	04/24/2018: Taxes
04/24/2018: Audit reviewed borrower LOX with regards to REO's #6 and #7, and has determined that said properties are owned by a Trust and the borrower is not personally liable for these properties. Both properties are land only. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.94% Years Self Employed Borrower has 7 years Self Employed

300748945	15a1b547-3b43-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	An employment verification within 30 days of note date was not provided for self-employed borrower business A,B,C and Co-borrower business A.	05/08/2018: VOE for business C obtained XX/XX/XXXX(within 30 days of note)05/02/2018: VOE 04/20/2018: VOE's
05/11/2018:  Income for Business C not utilized in qualifying and is not required to meet QM.  Revised DTI 34.16%  Condition cleared.05/08/2018: Audit re-analyzed ALL VOE Secretary of State business verification, and has determined that Fundamental Logistics Inc is dated XX/XX/XXXX which is not within 30 days of Note date. Provide VOE for said business dated within 30 days of the Note date. All other businesses are dated within 30 days of the Note date. Condition remains. 05/02/2018: Audit reviewed VOE for borrower's business listed on XXXX Schedule E Part II (B), and has determined that verification was NOT obtained within 30 days of Note date. Condition remains. 04/20/2018: Audit reviewed all VOEs, and has determined that verification within 30 days of Note date was submitted via the Secretary of State for borrower's entities A and C. The VOE for the co-borrower's business A was submitted within 30 days of Note date via the Secretary of State. HOWEVER, MISSING the VOE for the borrower's business listed on XXXX Schedule E Part II (B). Condition remains.

Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #30 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.65%

300748945	101ef16f-3a43-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Income Tax Schedules
Missing XXXX and XXXX complete Tax Return Schedules for Borrower business A,B,C and Co-Borrower business A; Per appendix Q, complete IRS Personal Returns including all tax return schedules are necessary for the loan to be classified as a Qualified Mortgage and the Personal Tax Return schedules are missing from the file; Loan is considered non QM compliant, additional conditions may apply
05/02/2018: Taxes04/20/2018: Hall Taxes
05/02/2018: Audit reviewed complete copies of the XXXX/XXXX Business Returns, and has determined that documentation submitted is deemed acceptable. Condition cleared. 04/20/2018: Audit reviewed completed XXXX/XXXX Business Returns, as well as signature pages, and has determined that Borrower's businesses A,B & C and Co-Borrower business A were dated PRIOR to consummation. Documentation submitted is deemed acceptable. HOWEVER, the Personal Tax Return schedules were not provided as requested. Condition remains.

Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #30 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.65%

300748945	b7d4a457-3943-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file; CDA in file provided by the lender		04/19/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #30 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.65%

300768503	4f0a8385-865f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		05/25/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guiides require 18 months reserves, loan qualified with 86.90 months reserves.  FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 789 FICO. DTI is lower than guideline maximum UW Guides allow 40% DTI, loan qualified with 20.90% DTI.

300785342	558a7c42-0073-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing evidence of flood insurance	Subject property is in Flood Zone AE. Flood insurance is required. Flood insurance declaration page was not provided in the loan file. Additional conditions may apply.		06/19/2018: Received acceptable evidence of flood insurance. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.72% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 85.30 months reserves

300785342	ad0a11cb-0073-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Certified copy of Power of Attorney was not provided in the loan file.		06/19/2018: Received acceptable power of attorney. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.72% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 85.30 months reserves

300785342	e46ffc68-ae01-4138-8b2a-a7ddb51b9a53	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes, homeowner's insurance and flood insurance and the calculated escrow payment should be $X,XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

06/20/2018: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided to calculate taxes based on county rates (p152)at 4% for owner occupied versus 6% for non-owner occupied. Final CD confirms monthly tax escrows. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.72% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 85.30 months reserves

300785342	0e7bdf6f-9b4f-460b-953c-0b504c6d678e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $X,XXX.XX.  The lender used $XXX.XX for monthly taxes versus the correct amount of $XXX.XX  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

06/20/2018: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided to calculate taxes based on county rates (p152)at 4% for owner occupied versus 6% for non-owner occupied. Final CD confirms monthly tax escrows. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.72% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 85.30 months reserves

300785342	0b97a381-3852-4fd4-8ac5-a9597cb8f7cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX.  (IN ESCROW)  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

06/20/2018: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided to calculate taxes based on county rates (p152)at 4% for owner occupied versus 6% for non-owner occupied. Final CD confirms monthly tax escrows. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.72% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 85.30 months reserves

300785342	ab581685-fe72-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		06/18/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.72% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 85.30 months reserves

300765878	e92dc6e2-735f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.  The loan file contained verification of the borrower's real estate agent license, but the verification was done after closing.  A self-employment verification within 30 days of note date as required per Appendix Q is required for a loan to be deemed a Qualified Mortgage.
																05/31/2018: Received verification of business license dated within 10 days prior to the note date. Condition cleared.	No Mortgage Lates No housing lates in last 99 months. Years in Primary Residence Borrower has lived in subject property for 19 years. Years Self Employed Borrower has been self employed for 20 years.
300765878	7ab21721-735f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Required Documentation	A second lien HELOC on the subject property was paid with the subject transaction. The Authorization to Close Equity Line of Credit form in file was not signed by the Borrower.		05/31/2018: Received executed closure letter. Condition cleared.	No Mortgage Lates No housing lates in last 99 months. Years in Primary Residence Borrower has lived in subject property for 19 years. Years Self Employed Borrower has been self employed for 20 years.
300781332	78a31488-f568-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Initial Closing Disclosure timing requirement not met
Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower.  Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation.
06/11/2018: Received initial closing disclosure and evidence acknowledged by both borrowers. Condition cleared.
300759959	a9202aa5-7c5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results	06/04/2018: Lender's Jumbo I AUS	06/04/2018: Audit reviewed the "Lending Findings", and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.28% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300759959	241fd57f-7c5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.		06/01/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.28% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300736170	aa3fdcb5-0d26-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert in the file.  The Flood Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years in Primary Residence Borrower has resided in subject for 2 years Years Self Employed Borrower has 12 years Self Employed Reserves are higher than guideline minimum UW Guides require 12months reserves, loan qualified with 16.70 months reserves

300736170	2c383de3-3eed-4200-a34e-4670986d7a46	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The State Tax/Stamps in section E of the final Closing Disclosure are missing the name of the government entity accessing the tax. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Years in Primary Residence Borrower has resided in subject for 2 years Years Self Employed Borrower has 12 years Self Employed Reserves are higher than guideline minimum UW Guides require 12months reserves, loan qualified with 16.70 months reserves

300722322	b773be66-3829-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application fees", "Processing Fees" and "Underwriting Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require #18 months Subject reserves, loan qualified with #7 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749 LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 60.73%

300722322	5db4131c-3829-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The State Tax/Stamps in section E of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require #18 months Subject reserves, loan qualified with #7 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749 LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 60.73%

300795307	93087c74-f8ec-4f26-b3ee-c0040045ee62	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Collateral Desktop Analysis fee in section B of the final Closing Disclosure is paid to the lender and not the actual service provider. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW guide required a FICO score of 783, loan qualified with a FICO score of 783. Reserves are higher than guideline minimum UW guide require 12 months reserves, loan qualified with 59.12 months reserves. Years on Job 2 years on same job.

300770259	1d23c8d8-0e92-435c-bbe2-d261c898e21f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.
The Title - Lien Search Fee on Final CD is incorrectly named as compared to the last Initial LE Title - UCC Search(s).  Although no tolerance, these fees should all match in naming convention.  Provide corrected CD and letter of explanation to the Borrower.
05/22/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
300754401	3c8ea948-7a49-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX,XXX vs. the final Closing Disclosure Estimated Cash to Close of $XXX,XXX. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 Years in Field Borrower has 10 years in Field   Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  14.9 months reserves

300750359	253f2c3e-ea5e-4a2e-b7e9-d3aadf5b33cf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX Points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
05/16/2018: Received post consummation CD, letter of explanation, air bill & copy of refund check. Condition cleared. Loan will be rated a B.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.91% Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $XXX.XX No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit Report verifies 65 months payment history with no late payments reported

300750359	897a7ab9-4891-4c3d-bff6-4456da3b9174	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of XXX,XXX.XX . An under disclosure of $XX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
05/16/2018: Received post consummation CD, letter of explanation, air bill & copy of refund check. Condition cleared. Loan will be rated a B.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.91% Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $XXX.XX No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit Report verifies 65 months payment history with no late payments reported

300750359	0b5fdafd-fc7b-451a-a990-113a539438ef	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Purchase Transactions.		Non-material per SFIG guidance, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.91% Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $XXX.XX No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit Report verifies 65 months payment history with no late payments reported

300751364	5ccb26d0-6349-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Brokers affiliated business disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.26% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% Reserves are higher than guideline minimum UW Guides require 1 months reserves, loan qualified with 30.80 months reserves

300786312	85debab5-6954-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
05/10/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum 702 FICO Reserves are higher than guideline minimum 10.70 months reserves > 0 required Disposable Income is higher than guideline minimum $XXX.XX disposable income > $0 required

300761732	391f314a-5570-4d9b-8561-41066da8428b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
06/06/2018: Agree - we will refund the money. See revised CD.
06/06/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

CLTV is lower than guideline maximum The loan qualified with a low LTV/CLTV of 80%. FICO is higher than guideline minimum The loan qualified with a high FICO score of 725 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 355 months reserves

300760487	0baeb6e3-f65d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XX,XXX vs. the final Closing Disclosure reflects Estimated Cash to Close of $X. Provided corrected CD and LOE to the borrower.		A Post close CD reflects the correct Estimated CIC and LOE to the borrower. The loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 5.3 months reserves Years in Field Borrower has 16 years in Field

300761351	d8fce58c-4469-42b5-844f-c3e2bd3f479e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.	The final closing disclosure reflects a "Title -" fee of $XXX with no description of the fee; Please provide a corrected closing disclosure, letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #85 months excess reserves LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 71.24% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.71%

300761727	0d6fa71b-4a4d-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee reflected in section B of the final Closing Disclosure does not reflect the name of the payee. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300786349	dd2fbd21-fa59-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum 765 FICO Disposable Income is higher than guideline minimum $XXXX.XX disposable income > $0 required Reserves are higher than guideline minimum 4.90 months reserves > $0 required

300770251	b8cc9281-444d-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The effective date of the hazard insurance declaration in file was after the closing date.		Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides allow 43% DTI, loan qualified with 25.49% DTI. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.90 months reserves. FICO is higher than guideline minimum UW Guides require 720 FICO, loan qualified with 765 FICO.

300770251	78b3531f-dde1-4c28-9f86-90fd696eb342	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Broker and Lender Affiliated Business Disclosures not provided within 3 business days of application date. The Disclosures are dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.		Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides allow 43% DTI, loan qualified with 25.49% DTI. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.90 months reserves. FICO is higher than guideline minimum UW Guides require 720 FICO, loan qualified with 765 FICO.

300770251	95eb31ad-2e67-4286-89d8-bc39dd2d35d9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.		Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides allow 43% DTI, loan qualified with 25.49% DTI. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.90 months reserves. FICO is higher than guideline minimum UW Guides require 720 FICO, loan qualified with 765 FICO.

300786348	c21a41dd-d373-4be1-be25-e31b05d04e61	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	$XX,XXXX > $XX,XXX.XX, the maximum Points and Fees permitted as a Qualified Mortgage, by $X,XXX.XX.		06/07/2018: Received explanation letter, air bill and post consummation closing disclosure. Condition cleared. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.3 months reserves Years in Field Borrower had 4 years in field Disposable Income is higher than guideline minimum UW Guides require $0.00 disposable income, loan qualified with $X,XXX.XX in disposable income

300786348	add01286-a793-4248-9b89-cf939357e9ed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Added 06/07/2018:  Missing evidence of APR re-disclosure. The post consummation Closing Disclosure reflects an APR of 5.418%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of 5.547%, which is a difference of 0.129% and exceeds allowable tolerance of 0.125%.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.3 months reserves Years in Field Borrower had 4 years in field Disposable Income is higher than guideline minimum UW Guides require $0.00 disposable income, loan qualified with $X,XXX.XX in disposable income

300768580	ff9b4ec8-fa6c-4d70-a5aa-29b9e25bde61	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 62 months payment history with no late payments reported Years in Field Borrower has 20 years in the field LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 57.13%

300770289	dbb0894d-2d68-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of service which corresponds to the LE for services borrower is permitted to shop for. Additional conditions may apply.		The 10% tolerance was tested and met. The loan will be graded a B for all agencies.
300771649	c06cc308-426f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.82% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731 Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  7.80 months reserves

300794008	4eac7b7d-e09b-4505-86a6-b2fa0bfaa04e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	$XX,XXX.XX > $XX,XXX.XX maximum points and fees allowed by QM Testing; difference of $X,XXX.XX	06/07/2018: Please see attachedment
06/25/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Revised CD, copy of cure check, notice of error to borrower and airbill were provided. Loan will be rated a B. 06/07/2018: Audit reviewed refund for points and fees, and has determined that it is short by $X,XXX.XX There is no evidence of a reduction in rate. Provided Price Sheet, Price adjusters and Broker Paid Comp evidence to verify Par Rate and Bona Fide Discount points. To clear this finding, the lender will need to prove how the points correspond to a reduction in rate. Also, missing copy of check for refund. Condition remains.

300785388	ba1d8876-a868-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure as $.00 :  The most recent Loan Estimate dated XX/XX/XXXX indicates and amount of $XX,XXX   Provide re-disclosed CD and letter of explanation.
06/05/2018: Post Consummation provides a cure. Loan will be graded B for all agencies
Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 15.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 55 months of  with no late payments reported. Years in Field Borrower has 20 years in Field

300786233	722c94bf-e780-4864-a062-381908fae43c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require0   months reserves, loan qualified with  3.40 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income

300785358	c72c7b85-fe64-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300786644	2ff90525-366e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
Finding deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.5 months reserves Years on Job Borrower has 12 years on job No Mortgage Lates Credit report verifies 43 months payment history with no late payments reported

300786644	77110bb3-9c6d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The credit report fee in section B of the final Closing Disclosure did not reflect amount paid by others.
A Post Closing CD provided in the loan file reflected the full credit report fee in section B along with letter of explanation and proof of delivery to the borrower.  Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.5 months reserves Years on Job Borrower has 12 years on job No Mortgage Lates Credit report verifies 43 months payment history with no late payments reported

300788708	73e3d9b5-0b11-470e-8bc8-554aad29a28c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Account Disclosure is missing from the file.		Finding deemed non-material
300788871	93e17734-8aa5-4397-b0ef-06f635973c49	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of XXX.XX for the HOA vs. the actual amount of $XXX.XX.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.80 months reserves Years in Field Borrower has 7 years in field.  FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787

300801249	8de41890-0492-478e-884a-d40a0a424f73	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Premium for Lender's Coverage is in section B of the final Closing Disclosure.  This is improper placement of fees without explanation from the lender why it was moved without a new WLSP.  Provide a corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300736204	9c998953-41ab-4661-9232-94ca516bd8ca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		Finding deemed non-material, loan will be graded a B
FICO is higher than guideline minimum UW guides require  a FICO score of 720, loan qualifided with a FICO sscore of 741. Years in Primary Residence 11 years in primary residence. Years Self Employed 25 years self-employed.

300736204	a55e99e8-1b13-4a07-b81a-269dd8db31f4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.		Finding deemed non-material, loan will be graded a B
FICO is higher than guideline minimum UW guides require  a FICO score of 720, loan qualifided with a FICO sscore of 741. Years in Primary Residence 11 years in primary residence. Years Self Employed 25 years self-employed.

300736204	57063efc-ae38-4d45-9a90-3ff3ff38fcfa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application.		Finding deemed non-material, loan will be graded a B
FICO is higher than guideline minimum UW guides require  a FICO score of 720, loan qualifided with a FICO sscore of 741. Years in Primary Residence 11 years in primary residence. Years Self Employed 25 years self-employed.

300736204	77e0a3e6-5637-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood cert are in the file. The Credit Report fee and Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW guides require  a FICO score of 720, loan qualifided with a FICO sscore of 741. Years in Primary Residence 11 years in primary residence. Years Self Employed 25 years self-employed.

300750627	89f1a2bd-65f8-4eb5-8f11-05d7cb83ebaa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Life of Loan Fees in section B of the final Closing Disclosure is missing. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.86% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 Years in Primary Residence Borrower has resided in subject for 14 years

300750627	8355be1b-284d-4cf9-8817-16144f2d5dba	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of 87.98% vs actual TIP of 87.793% with a difference of 0.187% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.86% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 Years in Primary Residence Borrower has resided in subject for 14 years

300762236	7e6eccf5-2e4a-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
300762236	c82e13fc-2e4a-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit and evidence of disclosure within three days of the application; additional conditions may apply.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300762236	bd3a75c6-3f4a-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
A Post Close CD in the loan file reflects the Flood Cert fee in section B. Condition cleared. Loan will be graded a B for all agencies
300762211	95bff9b3-72d1-4e5a-b80d-fada24e02d84	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material
Reserves are higher than guideline minimum 6.7 months reserves > 0 months required Disposable Income is higher than guideline minimum $XXXX.XX disposable income > $0 required FICO is higher than guideline minimum 811 FICO

300762211	dd6e5a2f-344a-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
04/27/218: Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum 6.7 months reserves > 0 months required Disposable Income is higher than guideline minimum $XXXX.XX disposable income > $0 required FICO is higher than guideline minimum 811 FICO

300761724	3d06603a-1d4a-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in Section B of the Closing Disclosure despite evidence of a flood cert in file. The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300768481	8b6b8cbd-75aa-4182-ac48-7f087771a4f4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.12% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 52.50 months reserves

300768481	cd35c727-c49f-4485-bbbd-5c46606a9c6f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.12% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 52.50 months reserves

300771442	01255367-2792-4816-8ad6-40ef55446aef	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material
300771442	922d7a3f-23bc-430e-b3f2-d7fdc19e6377	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300785383	caa8c15d-4175-4cfb-96ea-c9cc47b36607	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 75.00 months reserves Years on Job Borrower has 11 years on job Years in Primary Residence Borrower has resided at current residence for 14 years

300788705	6aef9d18-8471-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing borrower executed affiliated business disclosure and evidence of disclosure within three days of the application; additional conditions may apply.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300788705	6f40340d-fba2-4835-a7e3-f4872379a2a3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The Written List of Service Providers is missing from the file.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300785355	89e096ca-d047-489c-a77f-d2b4ae9fbe82	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certification in the file. The Flood Certification fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
300786336	181f9c89-cc73-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing borrower executed affiliated business disclosure and evidence of disclosure within three days of the application; additional conditions may apply.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.50% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.9 months reserves Years in Field Borrower has 10 years in Field

300786333	0db6aaff-ee65-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee and Credit Report Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert and credit report fee in the file.  The Flood Cert fee and Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300786333	f18771fc-3968-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure is missing the Loan Estimate information in the Calculating the cash to close table. Cured on post close CD		Non-material per SFIG guidance, loan will be graded a B for all agencies
300786640	140ede4f-2768-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final CD is missing the payee in section F for the Homeowner's Insurance.		A non-material exception has been underwritten resulting in an overall agency grade of B.
FICO is higher than guideline minimum UW guide require a FICO score of 760, loan qualified with a FICO score of 806. Years in Primary Residence 3 years in primary residence. Years on Job 4 years on job.

300787621	75a0c597-c4ee-471a-bb76-d548ea5be463	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The Final CD reflects Total Interest Percentage (TIP) of 85.115 vs. actual TIP of 85.103% with a difference of 0.17% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300788682	af4d7bd5-8c6a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
This finding is deemed non-material and rate a B.
300771399	48aa7e0a-db1b-4f6f-aef8-0054d862562b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Funding occurred before RTC Expiration Date	Funding occurred before RTC Expiration Date.		05/15/2018: Received explanation letter and post consummation closing disclosure correcting disbursement date. Condition cleared. Loan will be rated a B.
300766143	4b7332b0-277a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	Final CD in section H does not reflect optional for Home Warranty fee.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300771398	970577cf-bc52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Final closing Disclosure does not reflect a payee for property Taxes. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300771396	548087fc-ac7e-4bb1-bb7f-d6ebcf03a8ea	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure does not indicate a Closing Costs Financed figure. The correct amount should be $X,XXX.XX.		Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.56% Current Rate is lower than previous rate Refinance reduces rate from 5.875% to 4.5% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves

300771396	5a54e8a3-ab10-425f-b735-da26702798fe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The final Closing Disclosure is completed in error for required data under the Loan Disclosures section for the field titled Escrow Account. The Escrowed Property Costs over year 1 reflects $X,XXX.XXs. the calculated value of $X,XXX.XXender used the incorrect amount of $XX.XXthe hazard insurance vs. the actual amount of $XX.XXrovide diclosed CD and letter of explanation.
05/16/2018: post CD
The final Closing Disclosure is completed in error for required data under the Loan Disclosures section for the field titled Escrow Account. The Escrowed Property Costs over year 1 reflects $X,XXX0XX vs. the calculated value of $X,.XXX.XX The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX. Provide re-disclosed CD and letter of explanation.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.56% Current Rate is lower than previous rate Refinance reduces rate from 5.875% to 4.5% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves

300771396	a56eca87-dab3-4d90-95d1-387c5ccaeb32	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Borrower not provided 3 day rescission period
Re-Disclosed Right to Cancel (RTC) is dated incorrectly. Expiration date and borrower's acknowledgement of receipt date reflect the same date. It appears, according to e-mail documents submitted, the RTC was sent on XX/XX/XXXX. However, the borrower signed receipt of the RTC on XX/XX/XXXX, therefore the expiration date should have been XX/XX/XXXX. The borrower has the right to cancel the transaction within 3 business days from whichever of the following events occurs LAST: (1) The date of transaction (2) The date TIL was received (3) The date borrower received the Notice of Right to Cancel (RTC).  The LAST occurrence was the date borrower received the Notice of Right to Cancel on XX/XX/XXXX. Provide a Notification of error to borrower, reopened rescission, evidence of shipment and corrected RTC.
05/23/2018: updated right to cancel
05/25/2018: Audit reviewed documentation, and has determined that the Notification of error, reopened rescission, evidence of shipment (via e-mail) and RTC with corrected dates was provided. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared and loan will be rated a Fitch B.05/23/2018: Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment (via e-mail) and corrected RTC was provided . Loan will be rated a Fitch B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.56% Current Rate is lower than previous rate Refinance reduces rate from 5.875% to 4.5% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves

300771396	e203160e-2bd5-41c1-bbaf-0dc3599301f0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure is completed in error for required data under the Loan Disclosures section for the field titled Escrow Account. The Escrowed Property Costs over year 1 reflects $X,XXX0XX vs. the calculated value of $X,.XXX.XX The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX. Provide re-disclosed CD and letter of explanation.
05/16/2018: post CD
05/22/2018: Audit reviewed revised Funding CD with correction to all sections with escrows, Notification of the error (i.e., e-mail to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.05/16/2018: Audit re-analyzed the Post Funding CD, and has determined that the escrow monthly amount for Insurance on the CD reflects as $XX.XX vs $XX.XX mthly /$XXX.XX yearly as reflected on the Hazard Insurance Dec page. Therefore, the actual calculated values for "Estimated Taxes, Insurance and Assessments " in the Projected Payments section should reflect a total of $XXX.XX NOT $XXX.XX. Provide revised CD, Notification of error (letter of explanation to borrower) and proof of delivery. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.56% Current Rate is lower than previous rate Refinance reduces rate from 5.875% to 4.5% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves

300748977	7a5cf93e-cc44-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Information required for CD 'Summary Of Transactions' section not completed, or completed in error	The CD dated is missing required data under the Summary Of Transactions section for the field(s) titled Payoff’s. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300781332	fbb3050f-0147-4d76-ab1d-d512500458be	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		6/5/2018: Loan will be rated a B for all agencies.
300759959	1b35c46f-3cf2-4f2f-b2de-20b13132d964	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure		Finding deemed non-material
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.28% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300759959	07582b52-7c5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date	Missing Broker Affiliated Business Disclosure		Finding deemed non-material
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.28% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300806065	b80622c8-c535-45bf-b295-ed397ec80784	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300754401	b010f7ca-7149-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	Failure to obtain 3rd party verification of employment
Guidelines required a VVOE within 10 business days prior to the Note date.  The VVOE is missing for the Borrower's previous 2 other employers listed on page 2 of the final loan application.  The loan is considered non QM compliant, additional conditions may apply.

05/01/2018: We have a WVOE for the borrower’s previous employers. A VVOE is not required for previous employment as the information is going to be the same as showing on the WVOE. The VVOE dated within 30 days of the Note date only applies to the borrower’s current employer. Please rescind this condition.

05/08/2018: Audit acknowledges the client approved guideline exception for VOE outside of guidelines. Loan will be rated a B.05/01/2018: Audit reviewed the Lender Rebuttal, and has determined that per Guidelines: A verbal verification of employment confirming the borrower’s employment dates and status for all current AND previous employers covering the last two years is required for all borrowers whose income is used for qualification purposes. The VVOE must be completed no more than 10 business days prior to the Note Date. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 Years in Field Borrower has 10 years in Field   Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  14.9 months reserves

300769312	601eb101-c35e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for both borrower and coborrower.
05/31/2018:  A VVOE is required to be dated within 30 days prior to the Note date. This loan closed on X/X/XX and both VVOE’s are dated X/XX/XX. The VVOE’s were sent with the initial loan delivery docs. Please rescind this condition.

06/18/2018: Audit acknowledges the client approved guideline exception for VOE outside of guidelines. Loan will be rated a B.06/18/2018:  Nothing provided for review.   Audit reviewed Lender's rebuttal and AUS findings. Per AUS, item #21, a VVOE is required to be performed no more than 10 business days prior to the note date. Condition remains.05/31/2018:  Audit reviewed Lender's rebuttal and AUS findings.  Per AUS, item #21, a VVOE is required to be performed no more than 10 business days prior to the note date.  Condition remains.

Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 7.9 months reserves Disposable Income is higher than guideline minimum AUS did not require disposable income, loan qualified with $X,XXX.XX in disposable income Years in Field Co-Borrower has 6 years in field

300769312	6fa63310-b65e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	Missing W-2	AUS required 2 years' W-2. Missing XXXX W2 for both borrower and coborrower.
06/19/2018: Audit acknowledges the client approved guideline exception for W2 outside of guidelines. Loan will be rated a B.05/31/2018:  Received Borrower's XXXX W-2 which is acceptable.  Received VVOE for Co-borrower's previous jobs.  AUS findings require W-2s covering the most recent 2 years or standard VOE.  Please provide Co-borrower's XXXX W-2 or written verification of employment.  Condition remains.

Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 7.9 months reserves Disposable Income is higher than guideline minimum AUS did not require disposable income, loan qualified with $X,XXX.XX in disposable income Years in Field Co-Borrower has 6 years in field

300768698	cad55f24-0d52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	General Credit Exception
Client Overlay Exception, Client to Review - Properties > 20 acres and properties zoned agricultural are ineligible. Subject property is XX.XX acres and zoned as "XXXXXXXXX XXXX XXX". No Exception was provided within the loan file.
															05/14/2018: sent an email to XXXXX @Investor to review	05/16/2018: Audit acknowledges the client approved guideline exception for acreage and zoning outside of guidelines. Loan will be rated a B.05/14/2018: Exception is pending review from client.
Reserves are higher than guideline minimum UW guidelines  requires -3- months reserves, the loan qualifies with 113 months reserves  FICO is higher than guideline minimum UW guidelines requires FICO of 772,loan qualifes with FICO of 772 No Mortgage Lates UW guidelines requires 0x30 lates wtihin the most recent 99 months , loan qualifies with 0x30 with 29 months reporting on the credit report.

300786349	19514baa-fa59-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	Failure to obtain Employment Verification
An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower.  A VVOE within 10 days of Note date is required in order for the loan to be classified as a Qualified Mortgage.
A VVOE is acceptable within 30 days of the Note date. This loan closed on X/X/XX and we have a VVOE dated X/XX/XX. The VVOE was sent with the initial loan delivery docs. Please rescind this condition.
06/18/2018: Audit acknowledges the client approved guideline exception for VVOE outside of guidelines. Loan will be rated a B.05/31/2018:  Cleared in error.  AUS findings, item #23, require a VVOE no more than 10 business days prior to the note date.  Condition remains.05/31/2018:  Audit reviewed Lender's rebuttal and AUS findings.  VVOE within 10 days of note date is not required.  Condition rescinded.

FICO is higher than guideline minimum 765 FICO Disposable Income is higher than guideline minimum $XXXX.XX disposable income > $0 required Reserves are higher than guideline minimum 4.90 months reserves > $0 required

300786578	2a31121c-f164-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	Failure to obtain Employment Verification	An employment verification within 10 Business days of the note date, as required by lender's guidelines, was not provided for borrower.	A VVOE is required to be obtained within 30 days of the Note date on XXXXXXXXXX XX loans. This loan closed on X/XX/XX and the VVOE was completed on X/XX/XX.
06/21/2018: Audit acknowledges the client approved guideline exception for VOE outside of XXXX guidelines.  QM requirements have been met.  Loan will be rated a B.06/11/2018:  Audit reviewed Lender's rebuttal and AUS findings.  Per AUS, item #21, the VOE for the borrower is acceptable provided closing occurs on or before XX/XX/XXXX.  The loan closed after XX/XX/XXXX.  Condition remains.

Years in Field Borrower has 18 years in same job per WVOE Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  2.80 months reserves DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 38.89

300795343	16711bf2-8d6a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by the automated underwriting system report was not provided for both borrowers.		06/18/2018: Audit acknowledges the client approved guideline exception for VVOE outside of guidelines. Loan will be rated a B.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 30 months payment history with no late payments reported. Years in Field Borrower has 12 years in Field and co-borrower has 5 years in Field. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.6 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $x.xxx.xx in disposable income.

300786537	47450ffc-c569-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.	06/18/2018: Can you please rescind the condition regarding the VVOE within 10 days on the below loans per our guidelines?
06/18/2018: Audit acknowledges the client approved guideline exception for VOE outside of guidelines. Loan will be rated a B.06/18/2018:  Nothing attached for review.  Audit reviewed Lender’s rebuttal and AUS findings.  Per AUS, item #20, the borrower’s employment must be verified within 10 business days prior to the note date.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.30% Reserves are higher than guideline minimum UW Guides require 1.38 months reserves, loan qualified with  80.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300786083	44994fdc-176d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for both borrowers'.		06/18/2018: Audit acknowledges the client approved guideline exception for VVOE outside of guidelines. Loan will be rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.57% Disposable Income is higher than guideline minimum UW Guides require $X,XXX in disposable income, loan qualified with $X,XXX.XX in disposable income

300787293	86de4517-9369-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower.		06/18/2018: Audit acknowledges the client approved guideline exception for VVOE outside of guidelines. Loan will be rated a B.
Years in Primary Residence Borrower has resided in subject for 15 years Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.15%

300786645	06ea5d62-b770-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		06/20/2018: Audit acknowledges the client approved guideline exception for VOE outside of XXXX guidelines. However, loan meets QM. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualfied with 4.9 months reserves No Mortgage Lates Credit report verifies 56 months payment history with no late payments reporting Disposable Income is higher than guideline minimum UW Guides require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income

300761343	0a6dc71f-1044-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Missing hazard insurance declaration
The Hazard Insurance effective date is after the Note date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
Exception granted for properties located in CA when the effective date of the insurance is after the closing date but on or prior to the disbursement date. Final grade will be a "B" for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 250 months reserves FICO is higher than guideline minimum UW Guides require FICO of 732, loan qualified with FICO of 712 Years in Field Borrower has 16 years in Field

300768580	d37c41ed-ae69-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Missing HELOC agreement	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		06/19/2018: Received credit supplement, dated post-closing, verifying lien is paid and closed. Condition cleared. Loan will rated a B.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 62 months payment history with no late payments reported Years in Field Borrower has 20 years in the field LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 57.13%

300786644	0c85f90c-9d6d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Missing verbal verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for the co-borrower is greater than 10 days prior to note date.		06/18/2018: Audit acknowledges the client approved guideline exception for VVOE outside of guidelines. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.5 months reserves Years on Job Borrower has 12 years on job No Mortgage Lates Credit report verifies 43 months payment history with no late payments reported

300786515	22b6e74b-d29c-40a3-91c2-3a906a965c56	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Years in Field Borrower has 10 years in Field   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 54 months payment history with no late payments reported

300786515	875a3f7a-03b7-4b76-a138-fb0d917934d5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet		Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Years in Field Borrower has 10 years in Field   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 54 months payment history with no late payments reported

300786640	95b81db1-2768-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
06/11/2018: Audit reviewed Fraud tool provided post consummation and all red flags are cleared. Loan will be rated a B.
FICO is higher than guideline minimum UW guide require a FICO score of 760, loan qualified with a FICO score of 806. Years in Primary Residence 3 years in primary residence. Years on Job 4 years on job.

300788682	2d662882-4ab9-419c-90ed-6868fe3ddd7e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		This finding is deemed non-material and rate a B.
300788682	59d83889-cf25-47f5-bdc3-1003628fe235	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		This finding is deemed non-material and rate a B.
300792173	dc8c73eb-9dbd-4677-92c1-a4c1e9d452eb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided in file.		Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.77% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700 , loan qualified with FICO of 773.

300735455	1d34e09c-823e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow disclosure is not dated.		Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.94% Years Self Employed Borrower has 7 years Self Employed